Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Common shares	Treasury shares	Additional paid-in capital	Retained earnings (deficit)	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2020	$ 248,443	$ 255,064	$ (18,002)	$ 46,536	$ (35,155)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	51,408				51,408
Unrealized foreign currency translation gain	2					2
Dividends	(4,390)				(4,390)
Exercise of stock options	519	859		(340)
Share purchase programs	(16,519)	(8,979)		(7,540)
Purchase of treasury shares	(5,500)		(5,500)
Stock-based compensation	4,500		5,700	(1,200)
Ending balance at Dec. 31, 2021	278,463	246,944	(17,802)	37,456	11,863	2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	67,372				67,372
Unrealized foreign currency translation gain	304					304
Dividends	(8,734)				(8,734)
Share purchase programs	(34,132)	(17,489)		(16,643)
Purchase of treasury shares	(2,030)		(2,030)
Stock-based compensation	4,676		3,394	1,282
Ending balance at Dec. 31, 2022	$ 305,919	$ 229,455	$ (16,438)	$ 22,095	$ 70,501	$ 306